Related Party Transactions and Balances (Details) - Schedule of amount due from and due to related parties - Related Party Transactions and Balances [Member] - USD ($)	Sep. 30, 2021	Sep. 30, 2020
Related Party Transaction [Line Items]
Amount due to related parties	$ 71,849	$ 754,283
Amount due from related parties-current	3,524,635	577,035
Amount due from related parties-non-current	310,395	294,568
Changzhou Cenbird Electric Bicycle Manufacturing Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amount due to related parties	1,771,585
Amount due from related parties-current		340,340
Amount due from related parties-non-current	310,395	294,568
Jiangsu Xinzhongtian Suye Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amount due from related parties-current	678,600	419,758
Shenzhen Star Cycling Network Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amount due from related parties-current	310,395
Nanjing Mingfeng Technology Co.,Ltd. [Member]
Related Party Transaction [Line Items]
Amount due from related parties-current	228,774
Huajian Xu [Member]
Related Party Transaction [Line Items]
Amount due to related parties		287,270
Amount due from related parties-current	265,357	19,471
Shuang Wu [Member]
Related Party Transaction [Line Items]
Amount due to related parties		72,847
Amount due from related parties-current	163,448
Huiyan Xie [Member]
Related Party Transaction [Line Items]
Amount due to related parties		32,557
Amount due from related parties-current	71,636
Beijing Weiqi Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amount due from related parties-current	32,830	17,790
Yan Fang [Member]
Related Party Transaction [Line Items]
Amount due to related parties	70,840
Amount due from related parties-current		981
Jianhui Ye [Member]
Related Party Transaction [Line Items]
Amount due from related parties-current	2,010	119,035
Shenzhen Star Asset Management Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amount due to related parties	$ 1,009	957
Jianhui Ye [Member]
Related Party Transaction [Line Items]
Amount due from related parties-current		$ 20,312